Regulatory Capital Requirements (Details Textual)	Sep. 30, 2012	Sep. 30, 2011
Supervisory Agreement [Abstract]
Minimum ratios of tangible capital	1.50%	1.50%
Minimum ratios of core capital	4.00%
Minimum ratios of total risk-based capital
Bank's Tier 1 leverage capital requirement	10.00%
Bank's total risk based capital requirement	13.00%
Bank's Tier 1 leverage capital actual	14.10%	12.30%
Bank's total risk based capital actual	18.20%	15.30%